Stockholders’ Deficiency (Details) - Schedule of Activity for the Warrants - Warrants [Member] - $ / shares			9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Balance	639,249	639,249	2,777,649	1,749,192
Weighted Average Exercise Price (as converted), Balance	$ 28.76		$ 7.52	$ 7.66
Remaining Contractual Term (Years), Balance	10 months 2 days	1 year 10 months 2 days	2 years 6 months	3 years 5 months 4 days
Number of Warrants, Issued			1,150,926	1,626,721
Weighted Average Exercise Price (as converted), Issued			$ 7.75	$ 7.48
Remaining Contractual Term (Years), Issued
Number of Warrants, Expired			(92,471)	(516,778)
Weighted Average Exercise Price (as converted), Expired			$ 10	$ 34.01
Remaining Contractual Term (Years), Expired
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price (as converted), Balance	$ 28.75	$ 28.75		$ 7.66
Weighted Average Exercise Price (as converted), Issued				7.48
Weighted Average Exercise Price (as converted), Expired				$ 34.01